Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions
Related parties
34	Related parties
Apart from balances and transactions disclosed elsewhere in these consolidated financial statements, the Group has also entered into the following related party transactions under the normal course of the Group’s business:

(a)	Transactions with other related parties

	2022	2021	2020
	$	$	$
Sales to a shareholder	—	—	16,950
Purchase from a joint venture	—	53,981	21,119
Services provided by a company with control from a director of the Company	30,630	90,353	—
Legal and professional fee paid on behalf of related companies	—	9,060	—

(b)	Acquisition of a subsidiary
On July 1, 2021, Prenetics EMEA Limited, an indirectly wholly-owned subsidiary of the Company, entered into a share purchase agreement to acquire 100% equity interest of DNAFit Africa (Pty) Limited from its sole shareholder, who is a staff of Prenetics EMEA Limited, at a cash consideration of ZAR1,000 (approximately equivalent to $65), resulting in a gain on bargain purchase of $117,238.
Upon the completion of the acquisition, DNAFit Africa (Pty) Limited becomes a direct wholly-owned subsidiary of the Prenetics EMEA Limited.

(c)	Key management personnel compensation
Key management personnel compensation comprised as following.

	2022 $	2021 $	2020 $
Directors’ fees	261,110	—	—
Salaries, wages and other benefits	24,549,012	2,281,701	2,206,494
Contributions to defined contribution retirement plan	17,538	15,643	4,615
Equity-settled share-based payment expenses (note)	30,284,686	21,500,167	913,111

	55,112,346	23,797,511	3,124,220

Note:	The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 29.